BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Director Renumeration [Line Items]
Cash	$ 399	$ 446	$ 390
Share-Based Payment	234	288	286
Total	633	734	676
Mr. Paul Sekhri
Director Renumeration [Line Items]
Cash	72	77	74
Share-Based Payment	42	55	59
Total	114	132	133
Mr. Barrie Ward
Director Renumeration [Line Items]
Cash	0	23	62
Share-Based Payment	0	20	46
Total	0	43	108
Mr. Jan Hendrik Egberts
Director Renumeration [Line Items]
Cash	0	0	0
Share-Based Payment	0	0	5
Total	0	0	5
Mr. Juergen Ernst
Director Renumeration [Line Items]
Cash	0	0	57
Share-Based Payment	0	6	42
Total	0	6	99
Mr. Aad de Winter
Director Renumeration [Line Items]
Cash	0	26	65
Share-Based Payment	0	21	46
Total	0	47	111
Ms. Deborah Jorn
Director Renumeration [Line Items]
Cash	55	64	62
Share-Based Payment	32	42	40
Total	87	106	102
Ms. Barbara Yanni
Director Renumeration [Line Items]
Cash	53	60	35
Share-Based Payment	32	36	24
Total	85	96	59
Dr. Mark Pykett
Director Renumeration [Line Items]
Cash	50	57	35
Share-Based Payment	32	36	24
Total	82	93	59
Ms. Jabine van der Meijs
Director Renumeration [Line Items]
Cash	57	47	0
Share-Based Payment	32	24	0
Total	89	71	0
Mr. Leonard Kruimer
Director Renumeration [Line Items]
Cash	57	47	0
Share-Based Payment	32	24	0
Total	89	71	0
Mr. Steven Baert
Director Renumeration [Line Items]
Cash	55	45	0
Share-Based Payment	32	24	0
Total	$ 87	$ 69	$ 0